Contingent liabilities/assets (Details) - Legal proceedings - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities		$ 522
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities	$ 0
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities	$ 721